Debt - Additional Information (Details) - USD ($)		1 Months Ended				3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Apr. 02, 2021	Jun. 30, 2023	May 31, 2023	Mar. 31, 2023	Nov. 30, 2022	Mar. 31, 2022	Jul. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 23, 2021
Debt Instrument [Line Items]
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs								$ 0	$ 29,997,000	$ 29,996,000	$ 30,475,000
Convertible Notes losses								300,000	20,000.00
Senior secured notes issued								3,030,000	0
Warrant exercise price				$ 0.0001	$ 0.0001								$ 0.01
Gain (Loss) on Extinguishment of Debt								2,595,000	523,000	523,000	0
Gain Recognized on Fair Value Changes of Convertible Notes										$ 100,000	5,200,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior secured notes issued				$ 2,000,000				1,000,000
Warrant exercise price				$ 0.0001
Repayments of senior secured notes				$ 2,000,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Conversion of Common Stock, Shares			565,144
June 2023 Notes [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Debt Instrument, Redemption Price, Percentage		100.00%
Senior secured notes issued		$ 15,800,000
June 2023 Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest expense including default interest								100,000
10% senior secured notes due [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Jun. 25, 2025
2022 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 5,900,000
Interest rate						6.00%
Scheduled maturity date						24 months
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs						$ 10,000,000
Conversion price as a percentage						80.00%
Convertible Notes losses								$ 300,000	$ 20,000.00
2022 Convertible Notes [Member] | Series A-2 [Member]
Debt Instrument [Line Items]
Convertible notes converted into preferred stock						124,313
November 2022 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 4,400,000
Interest rate					6.00%
Scheduled maturity date					12 months
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs					$ 10,000,000
November 2022 Convertible Notes [Member] | Series A-2 [Member]
Debt Instrument [Line Items]
Stock price					$ 47.67
2020 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 6,200,000
Interest rate												6.00%
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs												$ 3,000,000
Conversion price as a percentage												80.00%
2020 Convertible Notes [Member] | Two Individual [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 1,250,000
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs												10,000,000
Conversion price as a percentage										80.00%
Debt Instrument, Convertible, Beneficial Conversion Feature												$ 50,000,000
2020 Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Scheduled maturity date												24 months
2020 Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Scheduled maturity date												12 months
2020 Convertible Notes [Member] | Series A-1 [Member]
Debt Instrument [Line Items]
Convertible notes converted into preferred stock							3,279
2020 Convertible Notes [Member] | Series Seed 9 Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible notes converted into preferred stock							13,373
2021 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 14,800,000
Interest rate							6.00%
Scheduled maturity date							24 months
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs							$ 10,000,000
Conversion price as a percentage							80.00%
2021 Convertible Notes [Member] | Series A-1 [Member]
Debt Instrument [Line Items]
Convertible notes converted into preferred stock							6,929
2021 Convertible Notes [Member] | Series Seed 9 Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible notes converted into preferred stock							130
2021 Convertible Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible notes converted into preferred stock							24,576
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount											500,000
Gain (Loss) on Extinguishment of Debt										$ 500,000
Percentage Of Interest Rate Of Debt Forgiveness	1.00%
Proceeds from Issuance of Long-Term Debt	$ 500,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount										$ 4,300,000	$ 0